As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22790

DoubleLine Equity Funds
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Equity LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2014

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

DoubleLine Equities Small Cap Growth Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares	Security Description			Value $
Common Stocks - 94.1%
Aerospace & Defense - 2.8%
1,605	B/E Aerospace, Inc.		*	101,243
1,516	Hexcel Corporation		*	51,620
				152,863
Auto Components - 3.1%
8,915	Gentherm, Inc.		*	165,552
Biotechnology - 4.8%
1,896	ACADIA Pharmaceuticals, Inc.		*	34,412
2,752	Ariad Pharmaceuticals, Inc.		*	48,132
2,464	Incyte Corporation Ltd.		*	54,209
2,692	Neurocrine Biosciences, Inc.		*	36,019
2,093	PTC Therapeutics, Inc.		*	31,395
673	Puma Biotechnology, Inc.		*	29,861
686	Sarepta Therapeutics, Inc.		*	26,102
				260,130
Building Products - 1.8%
2,108	Trex Company, Inc.		*	100,109
Capital Markets - 4.6%
1,403	Artisan Partners Asset Management, Inc.		*	70,024
1,730	Greenhill & Company, Inc.			79,130
8,654	WisdomTree Investments, Inc.		*	100,127
				249,281
Commercial Banks - 1.5%
978	SVB Financial Group		*	81,487
Commercial Services & Supplies - 1.9%
2,365	Performant Financial Corporation		*	27,410
2,842	US Ecology, Inc.			77,985
				105,395
Communications Equipment - 4.9%
7,097	Aruba Networks, Inc.		*	109,010
3,793	Palo Alto Networks, Inc.		*	159,913
				268,923
Computers & Peripherals - 1.0%
616	Stratasys Ltd. (Israel)		*	51,584
Diversified Financial Services - 0.9%
1,078	MarketAxess Holdings, Inc.			50,397
Electronic Equipment, Instruments & Components - 4.8%
3,759	Audience, Inc.		*	49,656
1,629	Cognex Corporation			73,663
3,063	FARO Technologies, Inc.		*	103,591
1,105	Universal Display Corporation		*	31,062
				257,972
Energy Equipment & Services - 4.0%
1,016	Atwood Oceanics, Inc.		*	52,883
363	Core Laboratories (Netherlands)			55,053
1,532	Geospace Technologies Corporation		*	105,830
				213,766
Food & Staples Retailing - 2.9%
2,876	United Natural Foods, Inc.		*	155,275
Food Products - 4.9%
2,589	Annie's, Inc.		*	110,654
1,753	Hain Celestial Group, Inc.		*	113,893
2,351	Lifeway Foods, Inc.			40,813
				265,360
Health Care Equipment & Supplies - 6.0%
1,950	DexCom, Inc.		*	43,778
11,964	Endologix, Inc.		*	158,881
3,923	Novadaq Technologies, Inc. (Canada)		*	52,804
5,904	TearLab Corporation		*	62,700
				318,163
Health Care Technology - 3.8%
554	athenahealth, Inc.		*	46,935
44,868	Merge Healthcare, Inc.		*	161,525
				208,460
Hotels, Restaurants & Leisure - 2.0%
2,940	BJ's Restaurants, Inc.		*	109,074
Household Durables - 2.1%
2,086	Harman International Industries, Inc.			113,061
Internet Software & Services - 3.1%
924	Cornerstone OnDemand, Inc.		*	40,000
2,948	Envestnet, Inc.		*	72,521
2,165	SciQuest, Inc.		*	54,233
				166,754
Life Sciences Tools & Services - 1.0%
3,177	Fluidigm Corporation		*	55,470
Machinery - 5.0%
726	Chart Industries, Inc.		*	68,309
1,475	Nordson Corporation			102,233
1,281	WABCO Holdings, Inc.		*	95,678

				266,220
Metals & Mining - 1.7%
2,105	Carpenter Technology Corporation			94,872
Oil, Gas & Consumable Fuels - 1.8%
1,076	Gulfport Energy Corporation		*	50,648
1,060	Whiting Petroleum Corporation		*	48,855
				99,503
Pharmaceuticals - 0.7%
2,134	Repros Therapeutics, Inc.		*	39,372
Restaurants and Other Eating Places - 0.2%
318	Noodles & Company		*	11,687
Road & Rail - 1.9%
1,216	Genesee & Wyoming, Inc.		*	103,165
Semiconductors & Semiconductor Equipment - 2.3%
8,462	Applied Micro Circuits Corporation		*	74,465
1,437	Veeco Instruments, Inc.		*	50,899
				125,364
Software - 8.2%
6,956	Ellie Mae, Inc.		*	160,544
2,456	Gigamon, Inc.		*	67,687
4,062	Infoblox, Inc.		*	118,854
1,641	PROS Holdings, Inc.		*	49,148
3,432	Qualys, Inc.		*	55,324
				451,557
Specialty Retail - 5.5%
1,452	Restoration Hardware Holdings, Inc.		*	108,900
4,831	Stage Stores, Inc.			113,529
2,716	Tile Shop Holdings, Inc.		*	78,655
				301,084
Textiles, Apparel & Luxury Goods - 1.9%
2,121	Steven Madden Ltd.		*	102,614
Thrifts & Mortgage Finance - 1.0%
2,442	PennyMac Financial Services, Inc.		*	51,941
Trading Companies & Distributors - 2.0%
1,594	DXP Enterprises, Inc.		*	106,160
Total Common Stocks (Cost $4,823,568)				5,102,615

Money Market Funds - 6.3%
341,612	BlackRock Liquidity Funds FedFund Portfolio	0.01%	♦	341,612
Total Money Market Funds (Cost $341,612)				341,612

Total Investments - 100.4% (Cost $5,165,180)				5,444,227
Liabilities in Excess of Other Assets - (0.4)%				(19,540)
NET ASSETS - 100.0%				$5,424,687

*	Non-income producing security
♦	Seven-day yield as of June 30, 2013

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Tax Cost of Investments	$5,165,180
Gross Tax Unrealized Appreciation	380,794
Gross Tax Unrealized Depreciation	(101,747)
Net Tax Unrealized Appreciation (Depreciation)	$279,047

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

DoubleLine Equities Growth Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares	Security Description		Value $
Common Stocks - 97.2%
Aerospace & Defense - 5.8%
419	B/E Aerospace, Inc.	*	26,431
184	Precision Castparts Corporation		41,586
			68,017
Biotechnology - 9.4%
423	BioMarin Pharmaceutical, Inc.	*	23,599
307	Celgene Corporation	*	35,892
452	Gilead Sciences, Inc.	*	23,147
261	Onyx Pharmaceuticals, Inc.	*	22,660
67	Pharmacyclics, Inc.	*	5,324
			110,622
Capital Markets - 2.9%
471	T Rowe Price Group, Inc.		34,454
Communications Equipment - 3.2%
894	Palo Alto Networks, Inc.	*	37,691
Computers & Peripherals - 2.4%
72	Apple, Inc.		28,518
Electrical Equipment - 1.9%
184	Roper Industries, Inc.		22,856
Energy Equipment & Services - 7.1%
194	Core Laboratories (Netherlands)		29,422
752	Oceaneering International, Inc.		54,294
			83,716
Food & Staples Retailing - 6.2%
343	Costco Wholesale Corporation		37,926
686	Whole Foods Market, Inc.		35,315
			73,241
Health Care Equipment & Supplies - 2.1%
50	Intuitive Surgical, Inc.	*	25,329
Health Care Technology - 5.0%
261	athenahealth, Inc.	*	22,112
384	Cerner Corporation	*	36,898
			59,010
Insurance - 5.0%
655	ACE Ltd. (Switzerland)		58,609
Internet & Catalog Retail - 4.7%
199	Amazon.com, Inc.	*	55,260
Internet Software & Services - 8.4%
56	Google, Inc.	*	49,301
281	LinkedIn Corporation	*	50,103
			99,404
IT Services - 2.1%
138	Alliance Data Systems Corporation	*	24,982
Machinery - 1.8%
198	Cummins, Inc.		21,475
Oil, Gas & Consumable Fuels - 3.4%
462	Continental Resources, Inc.	*	39,760
Other Information Services - 2.0%
964	Facebook, Inc.	*	23,965
Road & Rail - 1.5%
163	Kansas City Southern		17,271
Semiconductors & Semiconductor Equipment - 4.4%
1,443	ARM Holdings PLC (ADR) (United Kingdom)		52,208
Software - 6.3%
1,268	Salesforce.com, Inc.	*	48,412
409	Workday, Inc.	*	26,213
			74,625
Specialty Retail - 3.4%
860	CarMax, Inc.	*	39,698
Textiles, Apparel & Luxury Goods - 4.7%
466	Lululemon Athletica, Inc.	*	30,532
424	Under Armour, Inc.	*	25,317
			55,849
Trading Companies & Distributors - 3.5%
896	Fastenal Company		41,082
Total Common Stocks (Cost $1,138,354)			1,147,642

Total Investments - 97.2% (Cost $1,138,354)			1,147,642
Other Assets in Excess of Liabilities - 2.8%			32,738
NET ASSETS - 100.0%			$1,180,380

*	Non-income producing security
ADR	American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Tax Cost of Investments	$1,138,354
Gross Tax Unrealized Appreciation	45,589
Gross Tax Unrealized Depreciation	(36,301)
Net Tax Unrealized Appreciation (Depreciation)	$9,288

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

Security Valuation.  The Funds have adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted market prices in active markets

Level 2 — Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3 — Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of June 30, 2013, the Funds did not hold any investments in private investment funds.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of June 30, 2013, the Funds did not hold securities fair valued by the Valuation Committee.

The following is a summary of fair valuations according to the inputs used to value the Funds' investments as of June 30, 20131:

Category	DoubleLine Equities Small Cap Growth Fund	DoubleLine Equities Growth Fund
Investments in Securities
Level 1
Common Stock	$5,102,615	$1,147,642
Money Market Funds	341,612	-
Total Level 1	5,444,227	1,147,642
Level 2	-	-
Level 3	-	-
Total	5,444,227	1,147,642
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Equity Funds

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date  August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date  August 28, 2013

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  August 28, 2013